Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value Of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total For PEO (1)	Compensation Actually Paid To PEO (2)	Average Summary Compensation Table Total For Non-PEO NEOs (3)	Average Compensation Actually Paid To Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (7) (in millions)	Adjusted EBITDA (8) (in millions)
2022	$11,915,247	$14,520,578	$4,096,611	$4,865,964	$109.69	$112.11	$234	$1,136
2021	$10,646,558	$16,085,506	$3,188,615	$4,608,036	$112.12	$142.25	$527	$987
2020	$9,062,411	$4,706,224	$2,600,752	$1,566,348	$78.83	$109.59	$467	$875
(1)

The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Tilly (our Chief Executive Officer and PEO) for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation – Summary Compensation – Summary Compensation Table.”

(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Tilly, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to Mr. Tilly during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Tilly’s total compensation as reported in the SCT for each year to determine Mr. Tilly’s compensation actually paid for that year as computed pursuant to Item 402(v).

Edward T. Tilly	Year
Amount Deducted or Added	2022	2021	2020
Subtract stock and option awards reported in SCT	$-6,193,018	$-5,348,882	$-4,700,084
Add fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$6,681,376	$8,067,733	$3,089,476
Add/Subtract stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$2,325,770	$2,563,384	$-3,062,317
Add stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (1)	$42,091	$51,826	$130,740
Add/Subtract stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$-345,779	$17,833	$125,425
Add dividends paid on unvested shares/units and stock options in the covered fiscal year	$94,891	$87,053	$60,573
(1)	The dollar amounts reported in this row include dividend equivalent units awarded from the reinvestment of dividend equivalents on PSUs. The dividend equivalent units are subject to the same terms regarding vesting, forfeiture, and distribution as the applicable PSUs.

(3)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Tilly) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding Mr. Tilly) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Schell, Howson, Isaacson, and Sexton; (ii) for 2021, Messrs. Schell, Howson, Isaacson, and Sexton; and (iii) for 2020, Messrs. Schell, Howson, Isaacson, and Bryan Harkins.
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Tilly), as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Tilly) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Tilly) for each year to determine the compensation actually paid as computed pursuant to Item 402(v), using the same methodology described above in Note 2. Numbers may not foot due to rounding.

Sd
	Year
Average Amount Deducted or Added	2022	2021	2020
Subtract average stock and option awards reported in SCT	$-2,141,846	$-1,479,798	$-1,137,627
Add average fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$2,341,864	$2,231,984	$747,786
Add/Subtract average stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$626,640	$629,577	$-589,383
Add average for stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (1)	$7,703	$6,952	$5,442
Add/Subtract average stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$-91,526	$6,552	$-76,806
Add average dividends paid on unvested shares/units and stock options in the covered fiscal year	$26,518	$24,153	$16,185
(1)	The dollar amounts reported in this row include dividend equivalent units awarded from the reinvestment of dividend equivalents on PSUs. The dividend equivalent units are subject to the same terms regarding vesting, forfeiture, and distribution as the applicable PSUs.

(5)	The cumulative TSR amounts reported in this column are calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period (here, December 31, 2019).
(6)	The cumulative peer group TSR amounts reported in this column represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the customized peer group included in our Annual Report on Form 10-K that includes CME Group Inc., Intercontinental Exchange Inc., and Nasdaq, Inc.
(7)	The dollar amounts reported in this column represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	The dollar amounts reported in this column represent adjusted EBITDA, which is a non-GAAP measure used by the Company and reconciliations to GAAP measures are provided in Appendix A. While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s reasonable assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)

The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Tilly (our Chief Executive Officer and PEO) for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation – Summary Compensation – Summary Compensation Table.”

(3)	The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Tilly) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding Mr. Tilly) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Schell, Howson, Isaacson, and Sexton; (ii) for 2021, Messrs. Schell, Howson, Isaacson, and Sexton; and (iii) for 2020, Messrs. Schell, Howson, Isaacson, and Bryan Harkins.

Peer Group Issuers, Footnote [Text Block]
(6)	The cumulative peer group TSR amounts reported in this column represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the customized peer group included in our Annual Report on Form 10-K that includes CME Group Inc., Intercontinental Exchange Inc., and Nasdaq, Inc.

PEO Total Compensation Amount	$ 11,915,247	$ 10,646,558	$ 9,062,411
PEO Actually Paid Compensation Amount	$ 14,520,578	16,085,506	4,706,224
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Tilly, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to Mr. Tilly during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Tilly’s total compensation as reported in the SCT for each year to determine Mr. Tilly’s compensation actually paid for that year as computed pursuant to Item 402(v).

Edward T. Tilly	Year
Amount Deducted or Added	2022	2021	2020
Subtract stock and option awards reported in SCT	$-6,193,018	$-5,348,882	$-4,700,084
Add fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$6,681,376	$8,067,733	$3,089,476
Add/Subtract stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$2,325,770	$2,563,384	$-3,062,317
Add stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (1)	$42,091	$51,826	$130,740
Add/Subtract stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$-345,779	$17,833	$125,425
Add dividends paid on unvested shares/units and stock options in the covered fiscal year	$94,891	$87,053	$60,573
(1)	The dollar amounts reported in this row include dividend equivalent units awarded from the reinvestment of dividend equivalents on PSUs. The dividend equivalent units are subject to the same terms regarding vesting, forfeiture, and distribution as the applicable PSUs.

Non-PEO NEO Average Total Compensation Amount	$ 4,096,611	3,188,615	2,600,752
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,865,964	4,608,036	1,566,348
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Tilly), as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Tilly) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Tilly) for each year to determine the compensation actually paid as computed pursuant to Item 402(v), using the same methodology described above in Note 2. Numbers may not foot due to rounding.

Sd
	Year
Average Amount Deducted or Added	2022	2021	2020
Subtract average stock and option awards reported in SCT	$-2,141,846	$-1,479,798	$-1,137,627
Add average fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$2,341,864	$2,231,984	$747,786
Add/Subtract average stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$626,640	$629,577	$-589,383
Add average for stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (1)	$7,703	$6,952	$5,442
Add/Subtract average stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$-91,526	$6,552	$-76,806
Add average dividends paid on unvested shares/units and stock options in the covered fiscal year	$26,518	$24,153	$16,185
(1)	The dollar amounts reported in this row include dividend equivalent units awarded from the reinvestment of dividend equivalents on PSUs. The dividend equivalent units are subject to the same terms regarding vesting, forfeiture, and distribution as the applicable PSUs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Tilly and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Tilly) is generally aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Tilly and to the other NEOs is comprised of equity awards. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” approximately 60% of the value of total compensation awarded to the NEOs is comprised of equity awards, including RSUs and PSUs.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

As demonstrated by the following table, the amount of compensation actually paid to Mr. Tilly and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Tilly) is generally aligned with the Company’s net income. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is generally correlated with the measures net revenue, adjusted EBITDA, and adjusted EPS, which the Company does use for setting goals in the Company’s short-term incentive compensation program and the PSUs that are awarded to the NEOs. In 2022, net income was negatively impacted due to the impairment of goodwill recognized in the Digital reporting unit. This recognized goodwill impairment charge on the Cboe Digital asset, formerly known as Eris Digital Holdings, LLC, which was acquired in 2022, was adjusted out for purposes of our adjusted EBITDA performance to allow for a more comparable measure of actual performance against our pre-established adjusted EBITDA goal that was based on the 2022 annual budget that was developed prior to, and does not include, the impairment. The Compensation Committee and the Board of Directors applied negative discretion to reduce applicable individual performance payouts due to this recognized goodwill impairment charge, which contributed to lower compensation actually paid with respect to 2022. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” approximately 25% of the value of total compensation awarded to the NEOs consists of amounts determined under the Company short-term incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted EBITDA

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Tilly and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Tilly) is generally aligned with the Company’s adjusted EBITDA over the three years presented in the table. As described above, the Company has determined that adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance. The Company utilizes adjusted EBITDA when setting goals in the Company’s short-term incentive compensation program. As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” approximately 25% of the value of total compensation awarded to the NEOs consists of amounts determined under the Company short-term incentive compensation program and approximately 60% of the value of total compensation awarded to the NEOs is comprised of equity awards, including RSUs and PSUs.

Total Shareholder Return Vs Peer Group [Text Block]

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the three year period presented in the table was 10%, while the cumulative TSR of the peer group presented for this purpose was 12% over the three years presented in the table. The Company’s cumulative TSR underperformed the peer group in 2020, generally matched the performance of the peer group in 2021, and outperformed the peer group in 2022, representing the Company’s increased financial performance and execution of its growth strategy as compared to the companies comprising the peer group. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List [Table Text Block]

Financial Performance Measures
Adjusted EBITDA
Net Revenue
3-Year Adjusted EPS
3-Year Relative TSR Compared to S&P 500

Total Shareholder Return Amount	$ 109.69	112.12	78.83
Peer Group Total Shareholder Return Amount	112.11	142.25	109.59
Net Income (Loss)	$ 234,000,000	$ 527,000,000	$ 467,000,000
Company Selected Measure Amount	1,136,000,000	987,000,000	875,000,000
PEO Name	Mr. Tilly
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)	The dollar amounts reported in this column represent adjusted EBITDA, which is a non-GAAP measure used by the Company and reconciliations to GAAP measures are provided in Appendix A. While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s reasonable assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Adjusted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	3-Year Relative TSR Compared to S&P 500
PEO [Member] | Subtract average stock and option awards reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,193,018)	$ (5,348,882)	$ (4,700,084)
PEO [Member] | Add average fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,681,376	8,067,733	3,089,476
PEO [Member] | Add/Subtract average stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,325,770	2,563,384	(3,062,317)
PEO [Member] | Add average for stock and option awards that were granted and vested in the same year, the fair value as of the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,091	51,826	130,740
PEO [Member] | Add/Subtract average stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(345,779)	17,833	125,425
PEO [Member] | Add average dividends paid on unvested shares/units and stock options in the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,891	87,053	60,573
Non-PEO NEO [Member] | Subtract average stock and option awards reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,141,846)	(1,479,798)	(1,137,627)
Non-PEO NEO [Member] | Add average fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,341,864	2,231,984	747,786
Non-PEO NEO [Member] | Add/Subtract average stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	626,640	629,577	(589,383)
Non-PEO NEO [Member] | Add average for stock and option awards that were granted and vested in the same year, the fair value as of the vesting date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,703	6,952	5,442
Non-PEO NEO [Member] | Add/Subtract average stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(91,526)	6,552	(76,806)
Non-PEO NEO [Member] | Add average dividends paid on unvested shares/units and stock options in the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 26,518	$ 24,153	$ 16,185